Discontinued operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued operations
Net sales	€ 22,563	€ 23,147	€ 23,641
Cost of sales	(14,117)	(14,008)	(15,117)
Gross profit	8,446	9,139	8,524
Research and development expenses	(4,620)	(4,916)	(4,997)
Selling, general and administrative expenses	(3,463)	(3,615)	(3,767)
Operating profit/(loss)	(59)	16	(1,100)
Financial income and expenses	(313)	(537)	(287)
Loss before tax	(360)	(510)	(1,369)
(Loss)/profit for the year from Discontinued operations	214	(21)	(15)
Discontinued operations
Discontinued operations
Selling, general and administrative expenses	(9)	(7)	(11)
Other income and expenses	17	(15)	(4)
Operating profit/(loss)	8	(22)	(15)
Financial income and expenses	81	6	14
Loss before tax	89	(16)	(1)
Income tax benefit/(expense)	125	(10)	(28)
Profit/(loss) for the year, ordinary activities	214	(26)	(29)
Gain on the sale, net of tax		5	14
(Loss)/profit for the year from Discontinued operations	€ 214	(21)	(15)
Discontinued operations | HERE Business
Discontinued operations
Gain on the sale, net of tax		€ 5	7
Discontinued operations | D&S Business
Discontinued operations
Gain on the sale, net of tax			€ 7